CAPITAL MANAGEMENT Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Changes in Invested capital [Roll Forward]
Opening balance	$ 7,760	$ 6,613	$ 7,599	$ 6,387
Issuance of preferred units	0	0	157	220
Issuance of limited partnership units and redeemable partnership units	4	5	8	11
Ending balance	7,764	6,618	7,764	6,618
Weighted Average Invested Capital	$ 7,760	$ 6,613	$ 7,738	$ 6,578